Income Tax (Details) - USD ($)		12 Months Ended
	Jan. 01, 2008	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax [Line Items]
Domestic tax rate		25.00%	25.00%	25.00%
Income tax expense tax rate	25.00%
Current Income Tax Expense (Benefit)		$ 4,240,039	$ 6,344,963	$ 4,731,803
Realized tax settlement amount		$ 50
Statue of limitation, description		The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of September 30, 2023, 2022 and 2021 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.
PRC Tax [Member]
Income Tax [Line Items]
Domestic tax rate	25.00%
Foreign tax rate	25.00%
Income tax expense tax rate	25.00%